TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Corporate statutory tax rate on 2019	23.00%	23.00%	23.00%
Open tax year	2015
Unrecognized tax benefit liability	$ 711
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	23.00%	23.00%	23.00%	23.00%	24.00%	25.00%
Net operating losses carryforward	$ 78,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	35.00%
Current Tax Year [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2016
Current Tax Year [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2019
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	21.00%
Net operating losses carryforward	$ 59,000
Net operating loss carryforward expiration period	20 years
Net operating loss carryforward expiration period threshold limit	2038
Operating loss carryforward offset against taxable income	$ 12,000
Operating loss carryforward offset against taxable loss	$ 47,000